Finance Income, Net (Details) - Schedule of finance income, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Income:
Revaluation of warrants	$ 1,166	$ 2,732
Deposit interest	91
Exchange rates			61
Finance income gross	1,257	2,732	61
Finance Expenses:
Issuance costs		(1,152)
Exchange rates	(23)	(32)
Interest expenses on lease liability	(15)
Bank fees	(7)	(2)	(1)
Finance income expenses gross	(45)	(1,186)	(1)
Total financing income, net	$ 1,212	$ 1,546	$ 60